TRADE RECEIVABLES (Details 1) ¥ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables			¥ 57,280
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			18,401
Not Later Than One Yearto Two [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			13,896
Not Later Thantwo Yeart To Three [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			4,518
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			¥ 20,465